UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Bridges Investment Fund
Schedule of Investments
September 30, 2008 (Unaudited)
				Shares	Cost	Value
COMMON STOCKS - 87.34%
Aerospace & Defense - 1.04%
Boeing Co.				11,500	$1,060,893	$659,525
Air Freight & Logistics - 1.85%
FedEx Corp.				15,000	1,136,870	1,185,600
Auto Components - 1.89%
Johnson Controls, Inc.				40,000	1,337,801	1,213,200
Beverages - 2.78%
PepsiCo, Inc.				25,000	698,139	1,781,750
Biotechnology - 2.14%
Gilead Sciences, Inc. (a)				30,000	1,230,532	1,367,400
Capital Markets - 4.85%
American Capital Strategies Ltd.				15,000	490,946	382,650
Franklin Resources, Inc.				7,500	918,585	660,975
The Goldman Sachs Group, Inc.				4,000	487,066	512,000
State Street Corp.				9,750	269,977	554,580
T. Rowe Price Group, Inc.				18,500	901,166	993,635
					3,067,740	3,103,840
Chemicals - 0.34%
Praxair, Inc.				3,000	246,558	215,220
Commercial Banks - 2.99%
Wells Fargo & Co.				51,039	1,247,568	1,915,493
Commercial Services & Supplies - 1.57%
Ritchie Brothers Auctioneers, Inc.				8,622	207,424	201,410
Strayer Education, Inc.				4,000	657,775	801,040
					865,199	1,002,450
Communications Equipment - 7.14%
Cisco Systems, Inc. (a)				68,000	1,068,401	1,534,080
Nokia Corp. - ADR				35,000	1,169,661	652,750
QUALCOMM, Inc.				50,000	1,905,420	2,148,500
Research In Motion Ltd. (a)				3,500	446,264	239,050
					4,589,746	4,574,380
Computers & Peripherals - 1.95%
Apple Computer, Inc. (a)				11,000	1,337,575	1,250,260
Construction & Engineering - 0.34%
Jacobs Engineering Group, Inc. (a)				4,000	303,638	217,240
Consumer Finance - 5.49%
American Express Co.				20,000	1,029,299	708,600
Capital One Financial Corp.				55,000	2,011,517	2,805,000
					3,040,816	3,513,600
Depository Institutions - 1.58%
First National of Nebraska, Inc.				225	387,969	1,012,500
Diversified Financial Services - 1.45%
CME Group, Inc.				2,500	1,358,052	928,775
Electrical Equipment - 1.51%
Roper Industries, Inc.				17,000	978,172	968,320
Energy Equipment & Services - 3.02%
Smith International, Inc.				18,000	907,371	1,055,520
Transocean, Inc. (a)				8,000	919,518	878,720
					1,826,888	1,934,240
Health Care Equipment & Supplies - 3.00%
Alcon, Inc.				6,700	944,605	1,082,117
Stryker Corp.				13,500	668,133	841,050
					1,612,738	1,923,167
Health Care Providers & Services - 4.43%
Express Scripts, Inc. (a)				27,000	983,657	1,993,140
Wellpoint, Inc. (a)				18,000	1,262,826	841,860
					2,246,484	2,835,000
Household Durables - 0.92%
D.R. Horton, Inc.				45,000	486,083	585,900
Insurance - 2.40%
Berkshire Hathaway, Inc. (a)				350	492,609	1,538,250
Internet & Catalog Retail - 1.22%
eBay, Inc. (a)				35,000	740,676	783,300
Internet Software & Services - 1.56%
Google, Inc. (a)				2,500	1,311,203	1,001,300
IT Services - 3.67%
Fiserv, Inc. (a)				10,000	500,139	473,200
Mastercard, Inc.				8,000	1,389,942	1,418,640
Visa, Inc.				7,500	474,857	460,425
					2,364,937	2,352,265
Life Science Tools & Services - 0.36%
Waters Corp. (a)				4,000	237,953	232,720
Media - 0.62%
The McGraw-Hill Companies, Inc.				12,500	543,073	395,125
Multiline Retail - 1.99%
Target Corp.				26,000	642,457	1,275,300
Oil & Gas - 7.69%
Apache Corp.				17,000	1,229,716	1,772,760
Chesapeake Energy Corp.				35,000	1,099,255	1,255,100
ChevronTexaco Corp.				23,000	678,370	1,897,040
					3,007,341	4,924,900
Oil, Gas & Consumable Fuels - 3.06%
Anadarko Petroleum Corp.				30,000	1,086,505	1,455,300
BP, PLC - ADR				10,000	207,372	501,700
					1,293,877	1,957,000
Pharmaceuticals - 3.59%
Allergan, Inc.				21,500	873,729	1,107,250
Teva Pharmaceutical Industries, Ltd. - ADR				26,000	713,139	1,190,540
					1,586,868	2,297,790
Road & Rail - 2.44%
Union Pacific Corp.				22,000	1,198,555	1,565,520
Semiconductor & Semiconductor Equipment - 0.66%
MEMC Electronic Materials, Inc. (a)				15,000	960,126	423,900
Software - 1.57%
Autodesk, Inc. (a)				30,000	1,228,557	1,006,500
Specialty Retail - 4.90%
Best Buy Co, Inc.				52,000	1,225,654	1,950,000
Lowe's Cos, Inc.				50,000	1,382,808	1,184,500
					2,608,462	3,134,500
Tobacco - 1.33%
Altria Group, Inc.				12,500	182,119	248,000
Philip Morris International, Inc.				12,500	408,388	601,250
					590,507	849,250

TOTAL COMMON STOCKS (Cost $47,866,660)					$47,866,660	$55,925,481

				Principal
				Amount	Cost	Value
CORPORATE BONDS - 4.15%
Consumer Finance - 0.42%
Ford Motor Credit Co.
7.875%, 06/15/2010				$350,000	$346,103	$267,164
Depository Institutions - 0.42%
First National Bank of Omaha
7.320%, 12/01/2010				250,000	254,259	267,000
Diversifed Financial Services - 0.39%
MBNA Corporation Senior Note
7.500%, 03/15/2012				250,000	257,736	249,608
Diversified Telecommunication Services - 0.78%
Level 3 Communications, Inc.
11.500%, 03/01/2010				500,000	475,420	504,950
Electric Utilities - 0.41%
Duke Capital Corp.
8.000%, 10/01/2019				250,000	271,545	259,435
Health Care Providers & Services - 0.40%
Cardinal Health, Inc.
6.750%, 02/15/2011				250,000	253,477	256,504
Multiline Retail - 0.52%
JCPenney Co., Inc.
7.400%, 04/01/2037				400,000	401,002	334,673
Semiconductors & Semiconductor Equipment - 0.41%
Applied Materials, Inc.
7.125%, 10/15/2017				250,000	254,571	261,722
Tobacco - 0.40%
Reynolds American, Inc.
7.250%, 06/01/2012				250,000	255,045	256,684
TOTAL CORPORATE BONDS (Cost $2,769,157)					$2,769,157	$2,657,740

U.S. TREASURY OBLIGATIONS - 0.59%
U.S. Treasury Obligations - 0.59%
United States Treasury Bonds
7.500%, 11/15/2016				300,000	$304,819	$377,016
TOTAL U.S. TREASURY OBLIGATIONS (Cost $304,819)					$304,819	$377,016

SHORT TERM INVESTMENTS - 8.03%
Commercial Paper - 7.11%
American Express Corp.
2.500%, 10/03/2008				2,250,000	$2,249,706	$2,249,706
General Electric Capital Corp.
2.250%, 10/07/2008				2,300,000	2,299,194	2,299,194
					4,548,900	4,548,900
Mutual Fund - 0.92%
SEI Daily Income Trust Treasury Fund				592,355	592,355	592,355
TOTAL SHORT TERM INVESTMENTS (Cost $5,141,255)					$5,141,255	$5,141,255

Total Investments (Cost $56,081,891) - 100.11%						$64,101,492
Liabilities in Excess of Other Assets - (0.11)%						(69,609)
TOTAL NET ASSETS - 100.00%						$64,031,883

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Non income producing.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows:[1]

Cost of investments	$ 56,081,891

Gross unrealized appreciation	12,694,807
Gross unrealized depreciation	(4,675,206)
Net unrealized appreciation	$ 8,019,601

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs of methology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Invesments in Securities	$ 56,517,836	$ 7,583,656	$ —	$ 64,101,492

Other Financial Instruments*	$ —	$ —	$ —	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)      /s/ Edson L. Bridges III
  Edson L. Bridges III, President and
  Chief Executive and Investment Officer

Date                      11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Edson L. Bridges III
Edson L. Bridges III, President and
Chief Executive and Investment Officer

Date                      11/21/08

By (Signature and Title)*       /s/ Brian Kirkpatrick
 Brian Kirkpatrick, Executive Vice President

Date                      11/21/08

By (Signature and Title)*      /s/ Nancy K. Dodge
Nancy K. Dodge, Treasurer and
Chief Compliance Officer

Date                      11/21/08

* Print the name and title of each signing officer under his or her signature.